Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Thousands, $ in Thousands	Jan. 31, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Investment agreement (in Dollars) | $	$ 80
Shares issued	58,500
Warrant [Member]
Subsequent Event [Line Items]
Shares issued	100,000
Agreement amount (in Dollars) | $	$ 100
Warrants share	100,000
Exercise price (in Dollars per share) | $ / shares	$ 1